Summary of Significant Accounting Policies (Details) - Schedule of Revenue Recognition	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Revenue Recognition [Line Items]
Total revenue	¥ 270,607,509	$ 37,970,409	¥ 169,485,253
Point in Time [Member]
Schedule of Revenue Recognition [Line Items]
Total revenue	108,964,101	14,803,335	1,868,386
Over Time [Member]
Schedule of Revenue Recognition [Line Items]
Total revenue	¥ 161,643,408	$ 23,167,074	¥ 167,616,867